Investments, Including Investments Accounted for Using the Equity Method - Schedule of Long-Term Investments (Detail) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Investments [Line Items]
Investment Owned, at Fair Value	$ 2,740,445	$ 1,185,198	$ 0
U.S. Treasury securities
Schedule of Investments [Line Items]
Investment Owned, at Fair Value	2,281,702	810,319	0
Certificates of deposit
Schedule of Investments [Line Items]
Investment Owned, at Fair Value	$ 458,743	$ 374,879	$ 0